Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
(Gain)/loss on sale of property, plant and equipment		€ (2,084)	€ 1,049
Gain on disposals of property, plant and equipment		2,105
Property, plant and equipment temporarily idle		3,240	5,247
Property, plant and equipment, held for sale			3,324
Property, plant and equipment		83,054	85,306				€ 102,523
Property subject to mortgage		37,210	45,519
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property		11,059	12,562
Property, plant and equipment		309,039	308,615				350,765
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property		(9,754)	(8,625)
Property, plant and equipment		(225,985)	(223,309)				€ (248,242)
Non-current Assets Held For Sale [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			27,182
Non-current Assets Held For Sale [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			€ (23,858)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration received from disposal of property	€ 2,800
(Gain)/loss on sale of property, plant and equipment	(557)
Receivables from sale of properties	€ 2,500
Industrial Real Estate Complexes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash consideration from disposal of property plant and equipment				€ 4,254	€ 4,254	€ 4,254
Gain on disposals of property, plant and equipment		€ 1,748